Revenue Recognition - Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 327,516	$ 297,610	$ 261,247
Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenues	$ 198,803	$ 180,240	$ 163,920
UNITED STATES | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	61.00%	61.00%	63.00%
EMEA
Disaggregation of Revenue [Line Items]
Revenues	$ 86,786	$ 83,113	$ 71,443
EMEA | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	26.00%	27.00%	27.00%
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	$ 22,371	$ 16,699	$ 12,005
Asia Pacific | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	7.00%	6.00%	5.00%
Israel
Disaggregation of Revenue [Line Items]
Revenues	$ 3,300	$ 1,300	$ 3,300
Americas
Disaggregation of Revenue [Line Items]
Revenues	$ 19,556	$ 17,558	$ 13,879
Americas | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	6.00%	6.00%	5.00%